Janus Investment Fund

Janus Diversified Alternatives Fund

Supplement dated March 13, 2015
to Currently Effective Prospectuses

The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Class D Shares) of the Prospectus.

• Other Information. Upon request only, the Fund may provide security breakdowns (e.g., industry, sector, regional, market capitalization, risk premia basket, and asset allocation), and portfolio level performance contribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. The Fund may elect to provide the top performance contributors/detractors, consisting of security names in alphabetical order, monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Please check the Fund’s websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Diversified Alternatives Fund

Supplement dated March 13, 2015
to Currently Effective Statement of Additional Information

The following replaces in its entirety the third bullet point under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information:

• Other Information. Upon request only, the Fund may provide security breakdowns (e.g., industry, sector, regional, market capitalization, risk premia basket, and asset allocation), and portfolio level performance contribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. The Fund may elect to provide the top performance contributors/detractors, consisting of security names in alphabetical order, monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Please check the Fund’s websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.